Share-Based Payments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Option Activity
The following tables present information concerning outstanding stock options issued by currency:

Year ended	March 31, 2024		March 31, 2023
	Number of stock options	Weighted average exercise price (CAD)	Number of stock options	Weighted average exercise price (CAD)
		$		$
Beginning balance	3,400,696	3.23	3,079,598	3.19
Granted	—	—	626,230	3.25
Forfeited	(57,250)	3.32	(67,500)	3.60
Expired	(22,750)	3.71	(85,000)	3.65
Exercised	—	—	(152,632)	2.27
Ending balance	3,320,696	3.22	3,400,696	3.23
Exercisable at year end	1,932,064	3.34	1,464,014	3.42

Year ended	March 31, 2024		March 31, 2023
	Number of stock options	Weighted average exercise price (USD)	Number of stock options	Weighted average exercise price (USD)
		$		$
Beginning balance	1,084,175	2.55	1,004,484	2.63
Granted	—	—	265,125	2.50
Forfeited	(52,100)	2.44	(94,475)	2.91
Expired	(13,000)	3.23	(90,959)	2.92
Exercised	(2,500)	1.67	—	—
Ending balance	1,016,575	2.55	1,084,175	2.55
Exercisable at year end	509,525	2.66	284,400	2.81

Summary of Weighted Average Assumptions Used for Valuation of Share Options Granted
The assumptions used to determine the 2023 stock options grant date fair values using the Black-Scholes stock option pricing model were as follows:

Year ended	March 31, 2023
Weighted average assumptions
Share price	$3.25
Exercise price	$3.25
Risk-free interest rate	3.50%
Expected volatility (a)	35.0%
Dividend yield	—
Expected option life (years)	6.6
Vesting conditions – time (years)	3.3

(a) Determined on the basis of observed volatility in publicly traded companies operating in similar industries.

Disclosure of number and weighted average remaining contractual life of outstanding share options [text block]
The following tables summarize the number of stock options outstanding by currency, exercise price and the weighted average remaining exercise period, expressed in number of years:

As at	March 31, 2024		March 31, 2023
Exercise price range (CAD)	Number of stock options	Weighted average remaining exercise period – in years	Number of stock options	Weighted average remaining exercise period – in years
$
1.90 to 2.55	730,264	4.48	735,264	5.44
2.56 to 2.96	295,000	1.63	295,000	2.63
2.97 to 3.30	1,316,432	7.12	1,366,432	8.15
3.31 to 3.95	550,000	4.47	564,000	5.48
3.96 to 4.55	429,000	4.59	440,000	5.59
	3,320,696	5.29	3,400,696	6.31

14. SHARE-BASED PAYMENTS (CONT’D)

As at	March 31, 2024		March 31, 2023
Exercise price range (USD)	Number of stock options	Weighted average remaining exercise period – in years	Number of stock options	Weighted average remaining exercise period – in years
$
1.67 to 2.25	165,000	6.23	175,000	7.23
2.26 to 2.75	624,825	7.15	665,425	8.20
2.76 to 3.44	226,750	4.96	243,750	5.96
	1,016,575	6.52	1,084,175	7.54

Summary of DSU Activity
The following table presents information concerning the outstanding number of DSUs for the respective years:

Year ended	March 31,
	2024	2023
Beginning balance	666,974	439,521
Granted to non-employee directors	280,100	227,453
Granted to employees	304,688	—
Settled	(73,682)	—
Ending balance	1,178,080	666,974

The following table presents information concerning the outstanding number of RSUs for the respective years:

Year ended	March 31,
	2024	2023
Beginning balance	181,498	181,498
Granted	349,700	—
Settled	(181,498)	—
Ending balance	349,700	181,498

The following table presents information concerning the outstanding number of PSUs for the respective years:

Year ended	March 31,
	2024	2023
Beginning balance	855,383	332,263
Granted	1,349,752	528,120
Forfeited	(48,608)	(5,000)
Ending balance	2,156,527	855,383

Summary of Share based Compensation
Total share-based compensation expense for the years ended March 31, 2024 and 2023 is summarized as follows:

Year ended	March 31,
	2024	2023
	$	$
Stock options	594	1,262
Share purchase plan – employer contribution	1,394	1,372
Share-based compensation granted on business acquisitions (a)	2,099	2,995
DSUs	600	1,250
RSUs	363	—
PSUs	1,207	1,233
	6,257	8,112